Fair Value Measurements (Fair Value Measurements Using Significant Other Observable Inputs) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity derivatives - current assets	$ 448	$ 2,369	$ 12,674
Commodity derivatives - long-term assets	1,757	1,381	3,191
Commodity derivatives - current liabilities	(1,229)	(1,114)
Commodity derivatives - long-term liabilities	(393)	(1,091)	(4,244)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Commodity derivatives - current assets	448	2,369	12,674
Commodity derivatives - long-term assets	1,757	1,381	3,191
Total Assets	2,205	3,750	15,865
Commodity derivatives - current liabilities	(1,229)	(1,114)
Commodity derivatives - long-term liabilities	(393)	(1,091)	(4,244)
Total Liabilities	$ (1,622)	$ (2,205)	$ (4,244)